Members' Equity - Promissory Notes (Details) - Receivables from Officers to meet Capital Contributions - Officers - Promissory Notes $ in Millions	1 Months Ended
	Sep. 30, 2016 employee	May 31, 2014 USD ($) employee
Promissory Notes
Number of officers | employee	2	2
Notes receivable | $		$ 5.4
LIBOR
Promissory Notes
Basis spread (as a percent)		1.00%